SHARE-BASED PAYMENTS, Summary of Options and Performance Rights Granted as Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2020 AUD ($) shares $ / shares	Jun. 30, 2019 AUD ($) shares $ / shares	Jun. 30, 2018 AUD ($) shares $ / shares
Number of outstanding instruments [Abstract]
Outstanding at beginning of year (in shares)	84,700,000	81,200,000	58,650,000
Options granted during the year (in shares)	25,950,000	4,950,000	28,650,000
Options exercised during the year (in shares)	(31,500,000)	0	(5,000,000)
Options expired during the year (in shares)	(25,475,000)	0	0
Rights granted during the year (in shares)	7,500,000	0	0
Rights lapsed during the year (in shares)	(50,000)	(1,100,000)	(1,100,000)
Rights converted during the year (in shares)	(2,500,000)	(350,000)	0
Outstanding at end of year (in shares)	58,625,000	84,700,000	81,200,000
Weighted average exercise price of instruments [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 0.14	$ 0.13	$ 0.10
Options granted during the year (in dollars per share) | $ / shares	0.16	0.22	0.17
Options exercised during the year (in dollars per share) | $ / shares	0.08	0	0.05
Options expired during the year (in dollars per share) | $ / shares	0.17	0	0
Rights granted during the year (in dollars per share) | $ / shares	0	0	0
Rights lapsed during the year (in dollars per share) | $ / shares	0	0	0
Rights converted during the year (in dollars per share) | $ / shares	0	0	0
Outstanding at end of year (in dollars per share) | $ / shares	$ 0.15	$ 0.14	$ 0.13
Incentive options and performance rights [Abstract]
Number (in shares)	25,950,000	4,950,000	28,650,000
Number (in shares)	7,500,000	0	0
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.22	$ 0.17
Exercise price (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Options [Member]
Number of outstanding instruments [Abstract]
Options exercised during the year (in shares)		0
Incentive options and performance rights [Abstract]
Fair value (in dollars per share) | $	$ 0.015	$ 0.064	$ 0.051
Rights [Member]
Incentive options and performance rights [Abstract]
Fair Value (in dollars per share) | $	$ 0	$ 0	$ 0.187
Series 1 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	1,000,000	375,000	6,000,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.15	$ 0.25	$ 0.10
Incentive options and performance rights [Abstract]
Number (in shares)	1,000,000	375,000	6,000,000
Grant date	December 17, 2019	July 13, 2018	July 10, 2017
Expiry date	Jun. 30, 2020	Jun. 30, 2020	Jul. 10, 2020
Exercise price (in dollars per share) | $ / shares	$ 0.15	$ 0.25	$ 0.10
Fair value (in dollars per share) | $	$ 0.0110	$ 0.0630	$ 0.0480
Series 2 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	1,200,000	375,000	6,000,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.20	$ 0.35	$ 0.12
Incentive options and performance rights [Abstract]
Number (in shares)	1,200,000	375,000	6,000,000
Grant date	December 17, 2019	July 13, 2018	July 10, 2017
Expiry date	Jun. 30, 2020	Dec. 31, 2020	Jan. 10, 2021
Exercise price (in dollars per share) | $ / shares	$ 0.20	$ 0.35	$ 0.12
Fair value (in dollars per share) | $	$ 0.0050	$ 0.0590	$ 0.0470
Series 3 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	12,000,000	500,000	6,000,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.16	$ 0.25	$ 0.16
Incentive options and performance rights [Abstract]
Number (in shares)	12,000,000	500,000	6,000,000
Grant date	March 18, 2020	August 1, 2018	July 10, 2017
Expiry date	Dec. 31, 2022	Jun. 30, 2020	Jul. 10, 2021
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.25	$ 0.16
Fair value (in dollars per share) | $	$ 0.0160	$ 0.0640	$ 0.0460
Series 4 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	8,500,000	500,000	6,000,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.16	$ 0.35	$ 0.24
Incentive options and performance rights [Abstract]
Number (in shares)	8,500,000	500,000	6,000,000
Grant date	March 19, 2020	August 1, 2018	July 10, 2017
Expiry date	Dec. 31, 2022	Dec. 31, 2020	Jul. 10, 2022
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.35	$ 0.24
Fair value (in dollars per share) | $	$ 0.0130	$ 0.0580	$ 0.0450
Series 5 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	250,000	1,500,000	150,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.16	$ 0.15	$ 0.15
Incentive options and performance rights [Abstract]
Number (in shares)	250,000	1,500,000	150,000
Grant date	March 20, 2020	May 7, 2019	October 13, 2017
Expiry date	Dec. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.15	$ 0.15
Fair value (in dollars per share) | $	$ 0.0160	$ 0.0680	$ 0.1030
Series 6 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	1,500,000	1,500,000	150,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.16	$ 0.20	$ 0.20
Incentive options and performance rights [Abstract]
Number (in shares)	1,500,000	1,500,000	150,000
Grant date	March 27, 2020	May 7, 2019	October 13, 2017
Expiry date	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.20	$ 0.20
Fair value (in dollars per share) | $	$ 0.0180	$ 0.0680	$ 0.0910
Series 7 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)	1,500,000	100,000	150,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares	$ 0.16	$ 0.25	$ 0.25
Incentive options and performance rights [Abstract]
Number (in shares)	1,500,000	100,000	150,000
Grant date	April 17, 2020	October 1, 2018	October 13, 2017
Expiry date	Dec. 31, 2022	Jun. 30, 2020	Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares	$ 0.16	$ 0.25	$ 0.25
Fair value (in dollars per share) | $	$ 0.0190	$ 0.0260	$ 0.0810
Series 8 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)		100,000	1,050,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares		$ 0.35	$ 0.25
Incentive options and performance rights [Abstract]
Number (in shares)		100,000	1,050,000
Grant date		October 1, 2018	January 1, 2018
Expiry date		Dec. 31, 2020	Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares		$ 0.35	$ 0.25
Fair value (in dollars per share) | $		$ 0.0240	$ 0.0910
Series 8 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)	1,500,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares	$ 0
Incentive options and performance rights [Abstract]
Number (in shares)	1,500,000
Grant date	March 18, 2020
Expiry date	Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares	$ 0
Fair Value (in dollars per share) | $	$ 0.0700
Series 9 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			1,050,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.35
Incentive options and performance rights [Abstract]
Number (in shares)			1,050,000
Grant date			January 1, 2018
Expiry date			Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.35
Fair value (in dollars per share) | $			$ 0.0850
Series 9 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)	1,000,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares	$ 0
Incentive options and performance rights [Abstract]
Number (in shares)	1,000,000
Grant date	March 19, 2020
Expiry date	Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares	$ 0
Fair Value (in dollars per share) | $	$ 0.0630
Series 10 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)	1,500,000		150,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares	$ 0		$ 0
Incentive options and performance rights [Abstract]
Number (in shares)	1,500,000		150,000
Grant date	March 18, 2020		January 1, 2018
Expiry date	Dec. 31, 2021		Dec. 31, 2018
Exercise price (in dollars per share) | $ / shares	$ 0		$ 0
Fair Value (in dollars per share) | $	$ 0.0700		$ 0.1900
Series 11 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)	1,000,000		150,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares	$ 0		$ 0
Incentive options and performance rights [Abstract]
Number (in shares)	1,000,000		150,000
Grant date	March 19, 2020		January 1, 2018
Expiry date	Dec. 31, 2021		Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares	$ 0		$ 0
Fair Value (in dollars per share) | $	$ 0.0630		$ 0.1900
Series 12 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			100,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.25
Incentive options and performance rights [Abstract]
Number (in shares)			100,000
Grant date			February 26, 2018
Expiry date			Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.25
Fair value (in dollars per share) | $			$ 0.0680
Series 12 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)	1,500,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares	$ 0
Incentive options and performance rights [Abstract]
Number (in shares)	1,500,000
Grant date	March 18, 2020
Expiry date	Dec. 31, 2022
Exercise price (in dollars per share) | $ / shares	$ 0
Fair Value (in dollars per share) | $	$ 0.0700
Series 13 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			100,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.35
Incentive options and performance rights [Abstract]
Number (in shares)			100,000
Grant date			February 26, 2018
Expiry date			Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.35
Fair value (in dollars per share) | $			$ 0.0630
Series 13 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)	1,000,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares	$ 0
Incentive options and performance rights [Abstract]
Number (in shares)	1,000,000
Grant date	March 19, 2020
Expiry date	Dec. 31, 2022
Exercise price (in dollars per share) | $ / shares	$ 0
Fair Value (in dollars per share) | $	$ 0.0630
Series 14 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			100,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.25
Incentive options and performance rights [Abstract]
Number (in shares)			100,000
Grant date			March 12, 2018
Expiry date			Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.25
Fair value (in dollars per share) | $			$ 0.0600
Series 15 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			100,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.35
Incentive options and performance rights [Abstract]
Number (in shares)			100,000
Grant date			March 12, 2018
Expiry date			Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.35
Fair value (in dollars per share) | $			$ 0.0560
Series 16 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			500,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.25
Incentive options and performance rights [Abstract]
Number (in shares)			500,000
Grant date			May 7, 2018
Expiry date			Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.25
Fair value (in dollars per share) | $			$ 0.0550
Series 17 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			500,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.35
Incentive options and performance rights [Abstract]
Number (in shares)			500,000
Grant date			May 7, 2018
Expiry date			Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.35
Fair value (in dollars per share) | $			$ 0.0510
Series 18 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)			50,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares			$ 0
Incentive options and performance rights [Abstract]
Number (in shares)			50,000
Grant date			May 29, 2018
Expiry date			Dec. 31, 2018
Exercise price (in dollars per share) | $ / shares			$ 0
Fair Value (in dollars per share) | $			$ 0.1790
Series 19 [Member] | Rights [Member]
Number of outstanding instruments [Abstract]
Rights granted during the year (in shares)			50,000
Weighted average exercise price of instruments [Abstract]
Rights granted during the year (in dollars per share) | $ / shares			$ 0
Incentive options and performance rights [Abstract]
Number (in shares)			50,000
Grant date			May 29, 2018
Expiry date			Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares			$ 0
Fair Value (in dollars per share) | $			$ 0.1790
Series 20 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			150,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.25
Incentive options and performance rights [Abstract]
Number (in shares)			150,000
Grant date			June 15, 2018
Expiry date			Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.25
Fair value (in dollars per share) | $			$ 0.0810
Series 21 [Member] | Options [Member]
Number of outstanding instruments [Abstract]
Options granted during the year (in shares)			150,000
Weighted average exercise price of instruments [Abstract]
Options granted during the year (in dollars per share) | $ / shares			$ 0.35
Incentive options and performance rights [Abstract]
Number (in shares)			150,000
Grant date			June 15, 2018
Expiry date			Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares			$ 0.35
Fair value (in dollars per share) | $			$ 0.0750